Stock-Based Compensation - Summary of Restricted Stock Units Activity (Details) - Restricted Stock Units - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Shares Outstanding, Beginning, Unvested shares	828,935	24,960
Number of Shares Outstanding, Granted		813,335
Vested, net of shares withheld for taxes	(2,121)	(9,360)
Cancelled	(165,036)
Number of Shares Outstanding, Ending, Unvested shares	661,778	828,935